Share based compensation (Tables)	12 Months Ended
Mar. 31, 2020
Summary of Share Option Activity	A summary of share option activity during the periods ending March 31, 2019 and March 31, 2020 is set out below:
	Number of shares	Weighted average exercise price in INR
Options outstanding as of March 31, 2019	1,493,237	726
Granted	25,760	918
Exercised	(117,216)	129
Forfeited	(531,716)	832
Expired	-	-
Options outstanding as of March 31, 2020	870,065	756
Vested and exercisable as of March 31, 2020	601,636	727

Options available for grant as of March 31, 2020 was 827,935 ESOPs.

Schedule of Intrinsic Value Per Option at the Date of Grant

The intrinsic value per option at the date of grant during the years ended March 31, 2019 and 2020 is as follows:

Date of grant	No. of options granted*	Deemed fair value of equity shares (INR)	Intrinsic value per option at the time of grant (INR)	Valuation used
February 1, 2019	99,000	763	—	Market price
March 31, 2019	526,124	779	—	Market price
July 2, 2019	13,760	778	—	Market price
March 22, 2020	12,000	1,080	—	Market price

Summary of SARs Activity

A summary of SARs activity during the periods ending March 31, 2020 is set out below:

	Number of SARs	Weighted average exercise price in INR
SAR outstanding as of March 31, 2019	-	-
Granted	1,970,000	752
Exercised	-	-
Forfeited	-	-
Expired	-	-
Options outstanding as of March 31, 2020	1,970,000	752
Vested and exercisable as of March 31, 2020	350,000	722

Schedule of Fair Value Per SAR at Date of Grant

The fair value per SAR at the date of grant during the year ended March 31, 2020 is as follows:

Date of grant	No. of SARs granted	Deemed fair value of SAR (INR)	Vesting period	Valuation used
July 18, 2019	200,000	722	February 2020	Market price
July 18, 2019	1,600,000	722	March 31, 2020 to July 31, 2027	Market price
March 30, 2020	170,000	1,069	March 31, 2021 to March 31, 2024	Market price

Summary of RSUs Activity

A summary of RSUs activity during the periods ending March 31, 2020 is set out below:

Number of RSUs
RSUs outstanding as of March 31, 2019	-
Granted	10,920
Exercised	-
Forfeited	-
Expired	-
Options outstanding as of March 31, 2020	10,920
Vested and exercisable as of March 31, 2020	-

Black Scholes Option Pricing Model [Member]
Schedule of Estimated Fair Value of Share Option Granted to Employees

The fair value of each share option granted to employees is estimated on the date of grant using the Black- Scholes option-pricing model with the following weighted average assumptions:

	Year ended March 31,
	2019	2020
Dividend yield	0%	0%
Expected term (in years)	3.6 – 5.2	4.2 – 5.7
Expected volatility	25.9% - 30.9%	31.1% - 32.1%
Risk free interest rate	2.20% - 2.50%	0.47% - 0.62%

Schedule of Estimated Fair Value of SAR Granted to Employees

The fair value of each SAR granted to employees is estimated at each reporting date using the Black- Scholes option-pricing model with the following weighted average assumptions:

	Year ended March 31,
	2019	2020
Dividend yield	NA	0%
Expected term (in years)	NA	4.0 – 7.3
Expected volatility	NA	27.06% - 34.43%
Risk free interest rate	NA	0.15% - 0.58%